BRIDGE LOANS AND DERIVATIVE FINANCIAL LIABILITY (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($) shares	Jan. 31, 2023 $ / shares shares	Jun. 30, 2023 USD ($) shares	Jan. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Sep. 19, 2023 shares	Jun. 30, 2023 € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 € / shares
IfrsStatementLineItems [Line Items]
Par value | € / shares								€ 1		€ 1
[custom:FairValueOfRedeemableWarrants-0]			$ 71
Risk-free interest rate		3.42%
Volatility rate		81.92%
Proceeds from borrowings, classified as financing activities			$ 550
Number of shares | shares		864,000	13,333,333	864,000
Non adjusting Event [Member]
IfrsStatementLineItems [Line Items]
Number of shares | shares							487,281
Redeemable Warrants [Member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate			4.19%
Volatility rate			71.54%
Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		10.00%		10.00%
Excepted terms			5 years 2 months 4 days
Description of approach used to determine discount rates				Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.
Fair value of the bonous Warrants									$ 24
[custom:FairValueOfRedeemableWarrants-0]			$ 2,133						$ 2,669
Risk-free interest rate			3.99%
Volatility rate			81.03%
Aggregate amount of convertible instruments issued	$ 1,350
Redeemable warrants	$ 1,000
Number of shares | shares	872,418
Bridge loan agreements [member] | Non adjusting Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate						10.00%
Proceeds from borrowings, classified as financing activities						$ 550
Bridge loan agreements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Fair value of the bonous Warrants			$ 1
Bridge loan agreements [member] | Bonus Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares				243,000
Exercise price of warrants | $ / shares				$ 11.50
Excepted terms				5 years
Bridge loan agreements [member] | Redeemable Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares				572,000
Exercise price of warrants | $ / shares				$ 11.50
Excepted terms				5 years
Par value | $ / shares		$ 5.00		$ 5.00
Bridge loan agreements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity				two years
Bridge loan agreements [member] | Top of range [member] | Non adjusting Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings maturity						two years
Bridge loan agreements [member] | Eleven Lenders [Member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants				$ 3,860